Loss Per Share	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Loss Per Share
Note 10 - Loss Per Share
The computation of basic earnings (loss) per share (“EPS”) is based on the weighted average number of shares outstanding during the period, consisting of common shares outstanding less treasury shares (see Note 21 - Shareholders’ Equity).
In the computation of diluted EPS, the dilutive impact of the Company’s share options, restricted share units (“RSUs”) and performance share units (“PSUs”) is calculated using the “treasury stock” method and the dilutive impact of the Company's convertible securities is calculated using the “if converted” method.

	For the three months ended		For the six months ended
(In $ except share data)	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Basic (loss) / income per share	(0.79)	0.15	(0.88)	0.08
Diluted (loss) / income per share	(0.79)	0.14	(0.88)	0.08
Issued common shares at the end of the period	315,400,000	244,400,000	315,400,000	244,400,000

Net (loss) / income - basic	(241.4)	35.1	(270.4)	18.2
Convertible bond interest using the if converted method	—	3.0	—	—
Net (loss) / income - diluted	(241.4)	38.1	(270.4)	18.2

Weighted average number of shares outstanding during the period, basic	307,391,018	238,907,129	307,653,974	241,134,285
Dilutive effect of convertible bonds and notes, share options, RSUs and PSUs	—	34,970,601	—	1,228,215
Weighted average number of shares outstanding during the period, diluted	307,391,018	273,877,730	307,653,974	242,362,500
The effects of the following potential share issuances, including our Convertible Bonds due 2028 and Convertible Notes (each as defined in Note 17 - Debt), share options, RSUs and PSUs, have been excluded from the calculation of diluted EPS for each of the periods presented because the effects were anti-dilutive, as follows:

	For the three months ended		For the six months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Convertible Bonds due 2028	6,371,079	—	6,371,079	34,507,611
Convertible Notes	37,500,000	—	37,500,000	—
Share options	9,051,662	8,689,997	9,051,662	8,689,997
RSUs	2,048,057	750,000	2,048,057	750,000
PSUs	1,621,130	750,000	1,621,130	886,610